Income Tax (Details) - Schedule of Income Tax Expense (Parentheticals)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Tax Expense [Abstract]
Tax at the Australian rate	25.00%	25.00%